Lease Liability (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Disclosure of detailed information about leasing activities for lessee [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Total minimum lease payments - lease liabilities	$88,096	$78,174
Effect of discounting	(6,149)	(3,939)
Present value of minimum lease payments	81,947	74,235
Less: current portion	(32,781)	(20,472)
	$49,166	$53,763

Minimum payments under leases:
Less than 12 months	$27,557	$18,448
13 - 36 months	48,503	40,615
37 - 60 months	7,798	19,111
More than 60 months	4,238	-
	$88,096	$78,174

Disclosure of detailed information about expenses recognized to leases for which exemption applied [Table Text Block]
Year ended Dec. 31, 2019
Short-term leases	$45,745
Low value leases	92
Variable leases	56,152
Total	$101,989